COMMITMENTS AND CONTINGENT LIABILITIES (Legal proceedings and contingencies) (Details) $ in Thousands, € in Millions, ₪ in Millions, R in Millions, $ in Millions, $ in Millions					1 Months Ended	12 Months Ended
	Jan. 15, 2021 EUR (€)	Jan. 15, 2021 USD ($)	Jan. 04, 2018 ILS (₪)	Jan. 04, 2018 USD ($)	Nov. 30, 2019	Dec. 31, 2021 USD ($) Claim	Dec. 31, 2020 USD ($) Claim	Dec. 31, 2019 EUR (€) Claim	Dec. 31, 2019 USD ($) Claim	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2016 EUR (€)	Jun. 30, 2016 ZAR (R)	Jun. 30, 2016 USD ($)	Oct. 31, 2015 EUR (€)	Oct. 31, 2015 ZAR (R)	Oct. 31, 2015 USD ($)	Jan. 31, 2008 EUR (€)	Jan. 31, 2008 USD ($)	Dec. 31, 2007 ILS (₪)	Dec. 31, 2007 USD ($)	Apr. 27, 2004 ILS (₪)	Apr. 27, 2004 USD ($)
Loss Contingencies [Line Items]
Number of claims filed | Claim						73,000	38,000	45,000	45,000
Estimate of possible loss																			€ 15.7	$ 17,060	₪ 1.0	$ 257
Total liability imposed						$ 3,283	$ 6,319		$ 12,359
Partially received litigation amount			₪ 7.0	$ 2,100,000
Loss contingency liability, current							31,039					$ 22,592
Loss contingency liability, non-current							21,910					20,859
Non-current insurance receivable							1,675					449
Settlement amount for claims	€ 7.2	$ 8,900	₪ 9.0	$ 2,894
Lawsuit claim amount								€ 5.8	$ 6,640
Percentage of cost of arbitration					80.00%
Terms of extension agreement						5 years
USA [Member]
Loss Contingencies [Line Items]
Insurance receivable												20,000
Canada [Member]
Loss Contingencies [Line Items]
Insurance receivable											$ 20
Australia [Member]
Loss Contingencies [Line Items]
Insurance receivable										$ 50
Israel [Member]
Loss Contingencies [Line Items]
Insurance receivable												20,000
Breach of Contract with Agent [Member] | Europe [Member]
Loss Contingencies [Line Items]
Estimate of possible loss													€ 6.2		$ 6,520	€ 7.1		$ 7,727
Breach of Contract with Agent [Member] | South Africa [Member]
Loss Contingencies [Line Items]
Estimate of possible loss														R 51.2	$ 3,700		R 43.7	$ 2,808
Health Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | Claim						165
Individual Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | Claim						164
Motion to be recognized as a class action Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | Claim						18
New Silicosis Claim [Member]
Loss Contingencies [Line Items]
Estimate of possible loss																							₪ 216.0	$ 56,180
Legal settelments and loss contingencies						$ 3,417	5,299
Loss contingency liability							42,345					42,940
Loss contingency liability, current							20,435					22,081
Loss contingency liability, non-current							21,910					20,859
Insurance receivable							7,958					6,748
Current insurance receivable							6,283					6,299
Non-current insurance receivable							$ 1,675					449
Amount Israel insurance policy covers, minimum												35,000
Amount Israel insurance policy covers, maximum												$ 25,000